Repurchases of Common Stock (Summary Of Authorized Stock Repurchases) (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Jan. 30, 2014
Accelerated Share Repurchases [Line Items]
Repurchase of common stock (in shares)	7,925,227		3,306,433		2,799,115
Summary Of Authorized Stock Repurchases [Roll Forward]
Authorized repurchase - as of January 1, 2014	$ 201,291,000	[1]
Repurchases of common stock	(545,140,000)		(195,004,000)		(139,724,000)
Authorized repurchase	163,655,000	[1]	201,291,000	[1]
Open Market Share Repurchase [Member]
Accelerated Share Repurchases [Line Items]
Repurchase of common stock (in shares)	2,633,526
Summary Of Authorized Stock Repurchases [Roll Forward]
Additional board authorization						500,000,000 [1]
Repurchases of common stock	(170,582,000)
Tender Offer [Member]
Accelerated Share Repurchases [Line Items]
Repurchase of common stock (in shares)	5,291,701	[2]
Summary Of Authorized Stock Repurchases [Roll Forward]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased, Option to Increase Repurchase Amount, Percentage of Outstanding Shares						2.00%
Additional board authorization						350,000,000.0
Repurchases of common stock	$ (370,789,000)	[2]

[1]	In addition to these amounts, the repurchase program approved by our Board of Directors allows for the use of cash proceeds received from the exercise of stock options by our officers, directors, and employees.
[2]	Fees and expenses totaling $3.7 million associated with the tender offer do not impact the repurchase program approved by our Board, are excluded from the total purchase price shown here and were recorded as part of the cost of treasury stock in our Consolidated Balance Sheets.